Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events [Abstract]
Subsequent Events
16.	Subsequent Events:

(a) Sale of the M/T Wonder Arcturus: On July 15, 2022, the Company completed the previously announced sale of the M/T Wonder Arcturus by delivering the vessel to its new owners. The Company expects to record during the third quarter of 2022 a gain on the sale of the subject vessel of approximately $3.7 million, excluding any transaction related costs.

(b) Entry into the Amended and Restated Master Management Agreement: The Company entered into an Amended and Restated Master Management Agreement with Castor Ships, effective July 1, 2022. Under such agreement, Castor Ships has agreed to manage the Company’s business overall and provide the Company with a wide range of shipping services such as crew management, technical management, operational employment management, insurance management, provisioning, bunkering, accounting and audit support services, commercial, chartering and administrative services, including, but not limited to, securing employment for the Company’s fleet, arranging and supervising the vessels’ commercial operations, providing technical assistance where requested in connection with the sale of a vessel, negotiating loan and credit terms for new financing upon request and providing general corporate and administrative services, among other matters. Castor Ships shall generally not be liable to the Company for any loss, damage, delay or expense incurred during the provision of the foregoing services, except insofar as such events arise from Castor Ships or its employees’ fraud, gross negligence or willful misconduct (for which our recovery will be limited to two times the Flat Management Fee, as defined below). Notwithstanding the foregoing, Castor Ships shall in no circumstances be responsible for the actions of the crews of our vessels. The Company has also agreed to indemnify Castor Ships in certain circumstances. Under the terms of the Master Management Agreement, the Company’s shipowning subsidiaries have also entered into separate management agreements appointing Castor Ships as commercial and technical manager of their vessels (collectively, the “Ship Management Agreements”).

Castor Ships may choose to subcontract or apportion some of these services to other parties at its discretion. As of the date of this hereof, Castor Ships has subcontracted, with the Company’s consent, the technical management of all of the Company’s tanker vessels to third-party ship-management companies and is co-managing all of its dry bulk vessels with Pavimar. Castor Ships pays, at its own expense, the tanker third-party technical management companies a fee for the services it has subcontracted to them, without burdening the Company with any additional cost.

In exchange for these services, the Company and its subsidiaries, with effect from July 1, 2022 pay Castor Ships (i) a flat quarterly management fee in the amount of $0.75 million for the management and administration of their business (the “Flat Management Fee”), (ii) a commission of 1.25% on all gross income received from the operation of their vessels, and (iii) a commission of 1% on each consummated sale and purchase transaction. In addition, each of the Company’s subsidiaries have agreed to pay a daily fee of $925 per dry bulk vessel (Pavimar is paid directly by the shipowning subsidiaries a proportionate fee of $600 per day per dry bulk vessel and Castor Ships is paid the residual amount of $325 of the agreed Ship Management Fee), and a daily fee of $975 per tanker vessel is paid to Castor Ships for the provision of commercial and technical ship management services provided under the Ship Management Agreements (the “Ship Management Fee”). The Ship Management Fee and Flat Management Fee will be adjusted annually for inflation on each anniversary of the Amended and Restated Master Management Agreement’s effective date. The Company may also reimburse Castor Ships for extraordinary fees and costs, such as the costs of extraordinary repairs, maintenance or structural changes to the Company’s vessels.

The Amended and Restated Master Management Agreement has a term of eight years from its effective date and this term automatically renews for a successive eight-year term on each anniversary of the effective date, starting from the first anniversary of the effective date, unless the agreements are terminated earlier in accordance with the provisions contained therein. In the event that the Amended and Restated Master Management Agreement is terminated by the Company or is terminated by Castor Ships due to a material breach of the master management agreement by the Company or a change of control in the Company (including certain business combinations, such as a merger or the disposal of all or substantially all of the Company’s assets or changes in key personnel such as the Company’s current directors or Chief Executive Officer), Castor Ships shall be entitled to a termination fee equal to seven times the total amount of the Flat Management Fee calculated on an annual basis. This termination fee is in addition to any termination fees provided for under each Ship Management Agreement.